IMPAIRMENT CHARGES AND INVENTORY PROVISIONING (Schedule of Statement of Operation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of PP&E (note 12)	$ 10,437	$ 4,382
Impairment of goodwill and other intangible assets (note 13)	29,667	38,240
Impairment of prepayments (note 17)	1,651	757
Product discontinuation (note 16)		4,786
Total impairment loss and inventory provisioning costs before tax	41,755	48,165
Income tax impact of impairment loss and inventory provisioning costs	(517)	(3,783)
Total impairment loss and inventory provisioning costs after tax	$ 41,238	44,382
Impairment Charges [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of PP&E (note 12)		4,382
Impairment of goodwill and other intangible assets (note 13)		38,240
Impairment of prepayments (note 17)		757
Product discontinuation (note 16)
Total impairment loss and inventory provisioning costs before tax		43,379
Income tax impact of impairment loss and inventory provisioning costs		(3,094)
Total impairment loss and inventory provisioning costs after tax		40,285
Product Cull [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of PP&E (note 12)
Impairment of goodwill and other intangible assets (note 13)
Impairment of prepayments (note 17)
Product discontinuation (note 16)		4,786
Total impairment loss and inventory provisioning costs before tax		4,786
Income tax impact of impairment loss and inventory provisioning costs		(689)
Total impairment loss and inventory provisioning costs after tax		$ 4,097